                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2008

Check here if Amendment: [ ]; Amendment Number: ____

This Amendment (check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamblin Watsa Investment Counsel Ltd.
Address: 95 Wellington Street West
         Suite 802
         Toronto, ON M5J 2N7

Form 13F File Number: 028-12555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Rivett
Title: Vice President and Chief Legal Officer
Phone: 416-367-4941

Signature, Place, and Date of Signing:


/s/ Paul Rivett                          Toronto, ON    February 17, 2009
-------------------------------------

Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
028-12554              Fairfax Financial Holdings Limited